Balance Sheet Classification of Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Assets Net	$ 429.9	$ 370.1
Deferred Tax Liabilities	(895.2)	(699.4)
Net deferred tax liability	(465.3)	(329.3)
Truck and Other | Deferred taxes and other current assets
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Assets Net	126.0	98.8
Truck and Other | Other Noncurrent Assets
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Assets Net	126.3	79.2
Truck and Other | Accounts Payable Accrued Expenses And Other Current Liabilities
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Liabilities	(1.0)
Truck and Other | Other Noncurrent Liabilities
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Liabilities	(41.0)	(26.7)
Financial Services | Other Assets
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Assets Net	55.1	48.9
Financial Services | Deferred Taxes And Other Liabilities
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Liabilities	$ (730.7)	$ (529.5)